Stock Option Plans - Summary of option activity (Details 1) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Shares
Outstanding, beginning of year	107,338	4,504
Granted		104,035
Exercised	(6,002)	(1,201)
Forfeited or expired
Outstanding, end of year	101,336	107,338
Exercisable, end of year	18,151	3,303
Weighted Average Exercise price
Outstanding, beginning of year	$ 15.60	$ 13.98
Granted		$ 15.65
Exercised	$ 15.04	$ 13.98
Forfeited or expired
Outstanding, end of year	$ 15.63	$ 15.60
Exercisable, end of year	$ 15.55	$ 13.98
Weighted Average Remaining Contractual Term
Outstanding, end of year	8 years 2 months 1 day	9 years 3 months
Exercisable, end of year	7 years 9 months 11 days	1 year 6 months
Aggregate Intrinsic Value
Outstanding, end of year	$ 397,049	$ 187,991
Exercisable, end of year	$ 72,628	$ 11,131